INVENTORY	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
INVENTORY [Text Block]	NOTE 3 – INVENTORY Inventories consist of the following at:
	December 31,	March 31,
	2013	2013
Raw materials	$25,705	$5,125
Finished goods	61,476	2,448
Totals	$87,181	$7,573
NOTE 3 – INVENTORY Inventories consist of the following at March 31, 2013:
Raw materials	$5,125
Finished goods	2,449
$7,574